CONDENSED BALANCE SHEETS - USD ($)	May 31, 2020	Feb. 29, 2020	Feb. 28, 2019	Aug. 30, 2018
Current Assets
Cash	$ 197,983	$ 69,276	$ 313,049
Prepaid expenses and other current assets	41,708	69,584	91,130
Total Current Assets	239,691	138,860	404,179
Marketable securities held in Trust Account	34,219,205	60,882,949	65,241,920	$ 64,515,000
Total Assets	34,458,896	61,021,809	65,646,099
LIABILITIES AND SHAREHOLDERS' EQUITY
Accounts payable and accrued expenses	501,261	299,653	23,050
Total Current Liabilities	501,261	299,653	23,050
Convertible promissory note - related party	1,125,000	750,000
Deferred underwriting fee payable	2,213,750	2,213,750	2,213,750	$ 2,213,750
Total Liabilities	3,840,011	3,263,403	2,236,800
Commitments
Ordinary shares subject to possible redemption, 2,391,618 and 4,964,590 shares at redemption value at May 31, 2020 and February 29, 2020, respectively	25,618,883	52,758,399	58,409,291
Shareholders' Equity
Preferred shares, no par value; unlimited shares authorized, none issued and outstanding
Ordinary shares, no par value; unlimited shares authorized; 2,742,935 and 2,704,587 shares issued and outstanding (excluding 2,391,618 and 4,964,590 shares subject to possible redemption) at May 31, 2020 and February 29, 2020, respectively	3,963,734	3,807,973	4,425,877
Retained earnings	1,036,268	1,192,034	574,131
Total Shareholders' equity	5,000,002	5,000,007	5,000,008
Total Liabilities and Shareholders' Equity	$ 34,458,896	$ 61,021,809	$ 65,646,099